Note 6 - Related Party Transactions (Details Textual)						1 Months Ended	12 Months Ended
	Jan. 07, 2018 USD ($)	Jan. 01, 2018	Jan. 01, 2014	Jan. 01, 2013 EUR (€)	Jan. 01, 2011	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jan. 01, 2012
Related Party Transaction, Daily Vessel Management Fee per Vessel | €								€ 685
Related Party Transaction, Agreement Term (Year)		5 years	5 years		5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee		5.00%											5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €				€ 720
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up | €				€ 360
Due from Related Parties, Current, Total									$ 5,967,444
Due to Related Parties, Current, Total							1,547,210
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €								€ 685		€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction							1,964,536		1,701,340		$ 1,409,716
Eurobulk Ltd. [Member] | Annual Compensation [Member]
Related Party Transaction, Amounts of Transaction	$ 1,250,000						$ 1,250,000		731,456		693,524
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage							1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage							1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party							$ 359,868		324,178		253,503
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage							1.00%	1.00%
Eurochart [Member] | Acquisition of M/V Starlight [Member]
Related Party Transaction, Expenses from Transactions with Related Party						$ 101,100
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 65,924		48,734		42,421
Related Party Transaction, Commission on Premium, Maximum, Percentage							5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 82,405		$ 66,292		$ 59,710
Related Party Transaction, Amounts of Transaction per Crew Member per Month							$ 50